Expense Example {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-11 - Fidelity Japan Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Japan Fund: Class A
Expense Example:
1 year	$ 706
3 years	984
5 years	1,282
10 years	2,127
Fidelity Advisor Japan Fund: Class M
Expense Example:
1 year	514
3 years	858
5 years	1,226
10 years	2,257
Fidelity Advisor Japan Fund: Class C
Expense Example:
1 year	309
3 years	646
5 years	1,108
10 years	2,390
Fidelity Advisor Japan Fund: Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity Advisor Japan Fund: Class Z
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131